UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity Funds 36.3%
DWS Blue Chip Fund "Institutional"	11,506	208,494
DWS Capital Growth Fund "Institutional"	21,813	1,238,551
DWS Commodity Securities Fund "Institutional"	111	2,033
DWS Communications Fund "Institutional"	7,016	142,557
DWS Disciplined Long/Short Value Fund "Institutional"	111,102	1,043,244
DWS Dreman Concentrated Value Fund "Institutional"	17,657	183,452
DWS Dreman High Return Equity Fund "Institutional"	10,248	433,495
DWS Dreman Mid Cap Value Fund "Institutional"	35,936	415,781
DWS Dreman Small Cap Value Fund "Institutional"	6,312	223,141
DWS Equity 500 Index Portfolio "Institutional"	96,672	15,363,098
DWS Equity Partners Fund "Institutional"	100,039	2,402,936
DWS Europe Equity Fund "Institutional"	132,056	4,528,207
DWS Global Thematic Fund "S"	54,395	1,529,053

DWS Gold & Precious Metals Fund "Institutional"	30,477	698,847
DWS Growth & Income Fund "Institutional"	160,084	2,791,857
DWS Health Care Fund "Institutional"	16,710	418,926
DWS International Fund "Institutional"	8,597	591,334
DWS International Select Equity Fund "Institutional"	160,276	1,674,888
DWS International Value Opportunities Fund "Institutional"	88,043	1,129,597
DWS Japan Equity Fund "S"	1,176	14,400
DWS Large Cap Value Fund "Institutional"	245,843	5,187,288
DWS Large Company Growth Fund "Institutional"	72,410	2,221,527
DWS Micro Cap Fund "Institutional"	7,611	124,285
DWS RREEF Global Real Estate Securities Fund "Institutional"	37,951	384,066
DWS RREEF Real Estate Securities Fund "Institutional"	14,933	304,176
DWS Small Cap Core Fund "S"	133,874	2,412,404
DWS Small Cap Growth Fund "Institutional"	22,405	515,763
DWS Small Cap Value Fund "S"	50,452	867,777
DWS Technology Fund "Institutional"	71,607	932,323

Total Equity Funds (Cost $47,625,105)		47,983,500
Fixed Income – Bond Funds 63.4%
DWS Core Fixed Income Fund "Institutional"	5,170,950	53,519,329
DWS Core Plus Income Fund "Institutional"	158	1,908
DWS Emerging Markets Fixed Income Fund "Institutional"	5,822	69,922
DWS Floating Rate Plus Fund "Institutional"	1,608,165	14,698,631
DWS Global Bond Fund "S"	964	9,781
DWS GNMA Fund "S"	97,173	1,436,210
DWS High Income Fund "Institutional"	810,416	3,987,244
DWS High Income Plus Fund "Institutional"	27,583	194,253
DWS Inflation Protected Plus Fund "Institutional"	683,083	7,076,740
DWS Short Duration Fund "Institutional"	703	6,851
DWS Short Duration Plus Fund "S"	276,892	2,674,774

Total Fixed Income – Bond Funds (Cost $85,785,600)		83,675,643
Fixed Income – Money Market Funds 0.6%
Cash Management QP Trust	706,895	706,895
DWS Money Market Prime Series	7,934	7,934
DWS Money Market Series "Institutional"	19,497	19,497

Total Fixed Income – Money Market Funds (Cost $734,326)		734,326
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $134,145,031) †	100.3	132,393,469
Other Assets and Liabilities, Net	(0.3)	(412,278)

Net Assets	100.0	131,981,191

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $134,655,159. At May 31, 2008, net unrealized depreciation for all securities based on tax cost was $2,261,690. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,893,986 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,155,676.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008